JENNISON NATURAL RESOURCES FUND, INC
Gateway Center Three, 4th Floor
Newark, NJ 07102

January 6, 2010

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           Jennison Natural Resources Fund, Inc. (the Fund)
           Securities Act File No. 33-15166
           Investment Company Act File No. 811-05206

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 36, which was filed electronically via EDGAR on December 31, 2009.

Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

By: /s/ Jonathan D. Shain

Jonathan D. Shain
Assistant Secretary